Other Gains/(Losses), Net - Tabular Disclosure of Gain (Loss) Related to Nonoperating Activities, Classified as Other (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Nonoperating Gains (Losses) [Abstract]
Fair value gain on re-measurement of previously held equity interests in Buzzinate (Note 4(a))	$ 0	$ 0	$ 1,161
Net exchange (loss)/gain	1,257	(1,147)	(923)
Management fee income	0	0	375
Forfeiture of advances from customers	432	0	0
Others	152	65	178
Total	$ 1,841	$ (1,082)	$ 791